Fair Value Measurements (Details 2) - Warrant obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Beginning, Balance	$ 0	$ 0	$ 1,255
Gain for expiration of the warrant included in earnings			(1,255)
Ending, Balance	$ 0	$ 0	$ 0